SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
gain (loss) on sale of fixed assets, net	$ 0	$ 14	$ (22)
Other loss (income)	(5)	0	(152)
Total	$ (5)	$ 14	$ (174)